Qualified Affordable Housing Project Investments	12 Months Ended
Dec. 31, 2015
Federal Home Loan Banks [Abstract]
Qualified Affordable Housing Project Investments

NOTE 25 – QUALIFIED AFFORDABLE HOUSING PROJECT INVESTMENTS

The Company invests in qualified affordable housing projects. At December 31, 2015 and 2014, the balance of the investment for qualified affordable housing projects was $2,177 and $1,839. These balances are reflected in the other assets line on the consolidated balance sheet. The unfunded commitments related to the investments in qualified affordable housing projects totaled $2,195 and $1,772 at December 31, 2015 and 2014, respectively.

During the year ended December 31, 2015 and 2014, the Company recognized amortization expense with respect to its investments in qualified affordable housing projects of $240 and $202, respectively, which was included within pretax income on the consolidated statements of operations.

Additionally, during the years ended December 31, 2015 and 2014, the Company recognized tax credits and other benefits from its investment in affordable housing tax credits of $168 and $141, respectively. During the years ended December 31, 2015 and 2014, the Company did not incur impairment losses related to its investment in qualified affordable housing projects.